OTHER LONG-TERM OBLIGATIONS AND DEFERRED CREDITS (Details) (Long Term Incentive Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Long Term Incentive Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Long term incentive plan, discount rate	7.00%
Long term incentive plan, fair value of future payments	$ 7.0
Deferred compensation obligation liability	$ 7.0
Long term incentive plan, remaining contractual term	6 years